SHARE-BASED COMPENSATION - Nonvested restricted stocks (Details) ¥ in Millions	9 Months Ended
	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 CNY (¥) $ / shares	Sep. 30, 2021 CNY (¥)
Weighted Average Grant Date Fair Value
Total fair value of nonvested restricted stocks, vested | ¥	¥ 143
Restricted stocks
Share based compensation
Period for remaining percentage vested	2 years
Number of Restricted Stocks
Nonvested restricted stocks outstanding at the beginning of the period (in shares) | shares	53,696,490
Granted (in shares) | shares	37,291,960
Forfeited (in shares) | shares	(1,904,140)
Vested (in shares) | shares	(6,314,470)
Nonvested restricted stocks outstanding at the end of the period (in shares) | shares	82,769,840
Weighted Average Grant Date Fair Value
Nonvested restricted stocks outstanding at the beginning of the period (in dollars per shares) | $ / shares		$ 1.20
Granted (in dollars per shares) | $ / shares		2.50
Forfeited (in dollars per shares) | $ / shares		1.21
Vested (in dollars per shares) | $ / shares		1.73
Nonvested restricted stocks outstanding at the end of the period (in dollars per shares) | $ / shares		$ 1.74
Total unrecognized compensation expense | ¥	¥ 862	$ 862
Weighted-average period for recognition of unrecognized compensation costs	3 years 7 months 28 days
Total fair value of nonvested restricted stocks, vested | ¥			¥ 279
Restricted stocks | Vesting on the second anniversary
Share based compensation
Share-based payment award, vesting percentage	50.00%
Restricted stocks | Vesting ratably over the following two years
Share based compensation
Share-based payment award, vesting percentage	50.00%
Share options
Weighted Average Grant Date Fair Value
Total unrecognized compensation expense | ¥	¥ 0	$ 0